Acquisition (Detail Textuals 1) - Tiger Sports Media Limited - Securities Purchase Agreement - USD ($) $ / shares in Units, shares in Millions, $ in Millions		12 Months Ended
	Dec. 07, 2017	Dec. 31, 2017
Business Acquisition [Line Items]
Percentage of ownership interest acquired	20.00%
Total purchase price paid	$ 9.8
Cash paid to acquire entity	2.0
Value of capital stock issued	$ 7.8
Share price of capital stock issued	$ 2.60
Number of common stock issued	3
Cash refund to entity, if closing conditions not satisfied	$ 2.0
Notice period for cash refund to entity	15 days
Business acquisition ownership percentage	60.00%
Prepaid Expenses
Business Acquisition [Line Items]
Cash paid to acquire entity		$ 2.0